Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2018 Equity Incentive Plan, Common Stock, $0.001 par value per share
Amount Registered | shares	4,200,189
Proposed Maximum Offering Price per Unit	13.68
Maximum Aggregate Offering Price	$ 57,458,585.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,935.03
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), the Amount Registered in this Registration Statement on Form S-8 shall also cover any additional shares of the Common Stock (Common Stock) of Arlo Technologies, Inc. (the Registrant) that become issuable under the Arlo Technologies, Inc. 2018 Equity Incentive Plan, as amended (the 2018 EIP), by reason of any stock dividend, stock split, recapitalization or other similar transaction. The Amount Registered represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2018 EIP on January 1, 2026, pursuant to an evergreen provision contained in the 2018 EIP. Pursuant to such provision, on January 1 of each year commencing in 2019, the number of shares authorized for issuance under the 2018 EIP is automatically increased by: (a) a number equal to 4% of the total number of shares of Common Stock outstanding on December 31 of the preceding calendar year; or (b) a number determined by the Registrant's board of directors that is less than the amount set forth in the foregoing clause (a). The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price estimates are made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee and are based upon the average of the high and low prices of the Common Stock on January 20, 2026, as reported on the New York Stock Exchange.